Disposal of a wholly-owned subsidiary (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 20, 2019	Aug. 20, 2019	Mar. 31, 2020	Mar. 31, 2019
Gain on disposal			$ 3,127
Revenue			1,219,650	$ 1,217,588
Net income (loss)			$ (87,299)	280,183
Zhong Yuan Neuroscience
Consideration received	$ 1,461,134
Gain on disposal	$ 3,127
Revenue		$ 0		0
Net income (loss)		$ (63)		$ (3,064)